Deferred Income Taxes - Summary of Movement in Deferred Income Tax Accounts (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Movement In Deferred Income Tax Accounts [line items]
Acquisition of subsidiary	$ 706	$ 0
Tax charge	(868)	380
Noncurrent Deferred Income Liabilities [member]
Disclosure Of Movement In Deferred Income Tax Accounts [line items]
Beginning of financial year	1,615	1,698
Currency revaluation adjustment	36	(12)
Acquisition of subsidiary	1,393	69
Tax charge	(669)	(140)
End of financial year	$ 2,375	$ 1,615